Fees Summary	Jan. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 49,875,000
Previously Paid Amount	0.00
Total Fee Amount	6,887.74
Total Offset Amount	0.00
Net Fee	6,887.74
Narrative - Max Aggregate Offering Price	$ 49,875,000
Final Prospectus	true